Liabilities for assets acquisitions	12 Months Ended
Dec. 31, 2018
Liabilities for assets acquisitions
Liabilities for assets acquisitions

24.   Liabilities for assets acquisitions

	12/31/2018	12/31/2017
Assets acquisition
Land acquired from third parties (a)	91,085	102,059
Duratex (b)	385,397	—
	476,482	102,059
Business combination transaction
Facepa (c)	41,185	—
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (d)	474,845	483,927
	516,030	483,927

	992,512	585,986

Total current liabilities	476,954	83,155
Total non-current liabilities	515,558	502,831
(a)	Refers to obligations with the acquisition of land, farms, reforestation and houses built in Maranhão, restated by the IPCA.
(b)	Refers to the commitments related to the acquisition of rural properties and forests (biological assets), restated by the IPCA with maturity in August 2019.
(c)

Acquired in March 2018, for the amount of R$ 307,876, upon payment of R$ 267,876 and the remaining R$ 40,000, restated at the Broad Consumer Price Index (“IPCA”), adjusted by any losses incurred through the payment date, in accordance with the agreement, with maturities in March 2023 and March 2028 (Note 1.1 b) ii)).

(d)

On August 2014, Suzano acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$ 528,941 with a down payment of R$ 44,998 and outstanding balance with due up to August 2029. The monthly settlements are subject to interest and restated at the variation of the U.S. dollar exchange rate and partially restated by variation of the Broad Consumer Price Index (“IPCA”).